BLACKROCK INDEX FUNDS, INC.

iShares Russell 2000 Small-Cap Index Fund

iShares MSCI EAFE International Index Fund

(each, a “Fund”)

Supplement dated April 1, 2025 to the Statement of Additional Information (“SAI”)

of each Fund, dated April 29, 2024, as amended or supplemented to date

Effective immediately, the following changes are made to each Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Jennifer Hsui, CFA, Paul Whitehead, Matt Waldron, CFA, Peter Sietsema, CFA, and Steven White are the portfolio managers of Master Small Cap Index Series and MSCI EAFE International Index Fund and are jointly and primarily responsible for the day-to-day management of Master Small Cap Index Series and MSCI EAFE International Index Fund.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than Master Small Cap Index Series and MSCI EAFE International Index Fund, as applicable, for which the portfolio managers are primarily responsible for the day-to-day management as of December 31, 2023.

Master Small Cap Index Series

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jennifer Hsui, CFA	344 $2.26 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Paul Whitehead	380 $2.34 Trillion	344 $1.03 Trillion	135 $651.96 Billion	0 $0	0 $0	0 $0
Matt Waldron, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Peter Sietsema, CFA*	70 $162.3 Billion	3 $62.57 Million	2 $4.02 Billion	0 $0	0 $0	0 $0
Steven White*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

iShares MSCI EAFE International Index Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jennifer Hsui, CFA	344 $2.26 Trillion	0 $0	0 $0	0 $0	0 $0	0 $0
Paul Whitehead	380 $2.33 Trillion	344 $1.03 Trillion	135 $651.96 Billion	0 $0	0 $0	0 $0
Matt Waldron, CFA*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Peter Sietsema, CFA*	70 $162.3 Billion	3 $62.57 Million	2 $4.02 Billion	0 $0	0 $0	0 $0
Steven White*	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of December 31, 2024.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes Jennifer Hsui’s and Paul Whitehead’s compensation as of December 31, 2023 and Matt Waldron’s, Peter Sietsema’s and Steven White’s compensation as of December 31, 2024.

The last sentence of the first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview – Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of Messrs. Whitehead, Waldron, Sietsema, and White and Ms. Hsui is not measured against a specific benchmark.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

As of December 31, 2023, the listed portfolio managers of each Master Portfolio beneficially owned shares of the Funds in amounts reflected in the following table:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities Beneficially Owned
Jennifer Hsui, CFA	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Paul Whitehead	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Matt Waldron, CFA*	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Peter Sietsema, CFA*	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None
Steven White*	Russell 2000 Small-Cap Index Fund MSCI EAFE International Index Fund	None None

*	Information provided is as of December 31, 2024.

Shareholders should retain this Supplement for future reference.

SAI-INDEX-0425SUP

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